REVENUE AND COST OF SALES (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Concentrate Sales	$ 9,789	$ 0
Provisional Pricing Adjustments	1,261	29
Total Revenue	$ 11,050	$ 29